Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000093655 | U.S. Treasury Inflation Linked Notes, , 04/15/2030, 1.625
Holdings [Line Items]
Percent of Total Investments	5.60%
C000093655 | U.S. Treasury Inflation Linked Notes, , 10/15/2029, 1.625
Holdings [Line Items]
Percent of Total Investments	5.40%
C000093655 | U.S. Treasury Inflation Linked Notes, , 04/15/2029, 2.125
Holdings [Line Items]
Percent of Total Investments	5.20%
C000093655 | U.S. Treasury Inflation Linked Notes, , 10/15/2028, 2.375
Holdings [Line Items]
Percent of Total Investments	5.20%
C000093655 | U.S. Treasury Inflation Linked Notes, , 10/15/2027, 1.625
Holdings [Line Items]
Percent of Total Investments	5.00%
C000093655 | U.S. Treasury Inflation Linked Notes, , 04/15/2028, 1.25
Holdings [Line Items]
Percent of Total Investments	4.90%
C000093655 | U.S. Treasury Inflation Linked Notes, , 04/15/2027, 0.125
Holdings [Line Items]
Percent of Total Investments	4.80%
C000093655 | U.S. Treasury Inflation Linked Notes, , 10/15/2026, 0.125
Holdings [Line Items]
Percent of Total Investments	4.80%
C000093655 | U.S. Treasury Inflation Linked Notes, , 07/15/2030, 0.125
Holdings [Line Items]
Percent of Total Investments	4.60%
C000093655 | U.S. Treasury Inflation Linked Notes, , 01/15/2028, 0.5
Holdings [Line Items]
Percent of Total Investments	4.50%
C000093655 | 0-1 Year
Holdings [Line Items]
Percent of Total Investments	18.70%
C000093655 | 1-2 Years
Holdings [Line Items]
Percent of Total Investments	20.00%
C000093655 | 2-3 Years
Holdings [Line Items]
Percent of Total Investments	22.10%
C000093655 | 3-4 Years
Holdings [Line Items]
Percent of Total Investments	21.90%
C000093655 | 4-5 Years
Holdings [Line Items]
Percent of Total Investments	17.30%
C000141927 | Aaa
Holdings [Line Items]
Percent of Total Investments	13.30%
C000141927 | Aa
Holdings [Line Items]
Percent of Total Investments	54.10%
C000141927 | A
Holdings [Line Items]
Percent of Total Investments	12.20%
C000141927 | Baa
Holdings [Line Items]
Percent of Total Investments	12.40%
C000141927 | Ba
Holdings [Line Items]
Percent of Total Investments	3.10%
C000141927 | B
Holdings [Line Items]
Percent of Total Investments	2.10%
C000141927 | Caa
Holdings [Line Items]
Percent of Total Investments	0.90%
C000141927 | Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000141927 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000141927 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.80%
C000141927 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	39.50%
C000141927 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.30%
C000141927 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	21.60%
C000141927 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.50%
C000141927 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.80%
C000141927 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000141927 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000141927 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000141927 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000141927 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000234589 | CCO Holdings LLC, , 02/01/2028, 5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234589 | Tenet Healthcare Corp., , 10/01/2028, 6.125
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234589 | DISH DBS Corp., , 12/01/2028, 5.75
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234589 | Venture Global LNG, Inc., , 06/01/2028, 8.125
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234589 | TransDigm, Inc., , 08/15/2028, 6.75
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234589 | Organon & Co., , 04/30/2028, 4.125
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234589 | Sirius XM Radio LLC, , 07/15/2028, 4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234589 | Allied Universal Holdco LLC, , 06/01/2028, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234589 | Tenneco, Inc., , 11/17/2028, 8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234589 | Bausch Health Cos., Inc., , 09/30/2028, 11
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234589 | Baa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234589 | Ba
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000234589 | B
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000234589 | Caa
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000234589 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234589 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234590 | EchoStar Corp., , 11/30/2029, 10.75
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234590 | Medline Borrower LP, , 04/01/2029, 3.875
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234590 | Cloud Software Group, Inc., , 03/31/2029, 6.5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234590 | Cloud Software Group, Inc., , 09/30/2029, 9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234590 | Venture Global LNG, Inc., , 02/01/2029, 9.5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234590 | American Airlines, Inc., , 04/20/2029, 5.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234590 | TransDigm, Inc., , 03/01/2029, 6.375
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234590 | Neptune Bidco US, Inc., , 04/15/2029, 9.29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234590 | Medline Borrower LP, , 10/01/2029, 5.25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234590 | Staples, Inc., , 09/01/2029, 10.75
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234590 | Baa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234590 | Ba
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000234590 | B
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000234590 | Caa
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000234590 | Ca
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000234590 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234590 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243158 | HUB International Ltd., , 06/15/2030, 7.25
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243158 | CCO Holdings LLC, , 03/01/2030, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243158 | EMRLD Borrower LP, , 12/15/2030, 6.625
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243158 | WULF Compute LLC, , 10/15/2030, 7.75
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243158 | 1011778 BC ULC, , 10/15/2030, 4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243158 | DaVita, Inc., , 06/01/2030, 4.625
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243158 | CCO Holdings LLC, , 08/15/2030, 4.5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243158 | DirecTV Financing LLC, , 02/01/2030, 8.875
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243158 | EchoStar Corp., , 11/30/2030, 6.75
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243158 | Nissan Motor Co. Ltd., , 09/17/2030, 4.81
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243158 | Ba
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000243158 | B
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000243158 | Caa
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000243158 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243158 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257911 | 1261229 BC Ltd., , 04/15/2032, 10
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000257911 | Quikrete Holdings, Inc., , 03/01/2032, 6.375
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000257911 | Carnival Corp., , 08/01/2032, 5.75
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000257911 | CCO Holdings LLC, , 05/01/2032, 4.5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257911 | Warnermedia Holdings, Inc., , 03/15/2032, 4.279
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257911 | Community Health Systems, Inc., , 01/15/2032, 10.875
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257911 | QXO Building Products, Inc., , 04/30/2032, 6.75
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257911 | TransDigm, Inc., , 03/01/2032, 6.625
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000257911 | Venture Global LNG, Inc., , 02/01/2032, 9.875
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000257911 | IQVIA, Inc., , 06/01/2032, 6.25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000257911 | Ba
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000257911 | B
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000257911 | Caa
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000257911 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257911 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236700 | Verizon Communications, Inc., , 03/15/2032, 2.355
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236700 | AerCap Ireland Capital DAC, , 01/30/2032, 3.3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236700 | Oracle Corp., , 09/26/2032, 4.8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236700 | Meta Platforms, Inc., , 08/15/2032, 3.85
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236700 | Sprint Capital Corp., , 03/15/2032, 8.75
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236700 | Oracle Corp., , 11/09/2032, 6.25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236700 | Amazon.com, Inc., , 12/01/2032, 4.7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236700 | Amazon.com, Inc., , 04/13/2032, 3.6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236700 | Ford Motor Co., , 02/12/2032, 3.25
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236700 | AT&T, Inc., , 02/01/2032, 2.25
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000236700 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236700 | Aa
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236700 | A
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000236700 | Baa
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000236700 | Ba
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236700 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236700 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243159 | Pfizer Investment Enterprises Pte. Ltd., , 05/19/2033, 4.75
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243159 | Amgen, Inc., , 03/02/2033, 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243159 | AT&T, Inc., , 12/01/2033, 2.55
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243159 | T-Mobile USA, Inc., , 07/15/2033, 5.05
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243159 | Intel Corp., , 02/10/2033, 5.2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | Philip Morris International, Inc., , 02/15/2033, 5.375
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | BP Capital Markets America, Inc., , 02/13/2033, 4.812
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | Enbridge, Inc., , 03/08/2033, 5.7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | Banco Santander SA, , 08/08/2033, 6.921
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | Verizon Communications, Inc., , 08/10/2033, 4.5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243159 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243159 | Aa
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243159 | A
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000243159 | Baa
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000243159 | Ba
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243159 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243159 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000257912 | Broadcom, Inc., , 11/15/2035, 3.137
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257912 | Broadcom, Inc., , 07/15/2035, 5.2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000257912 | Synopsys, Inc., , 04/01/2035, 5.15
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257912 | AbbVie, Inc., , 05/14/2035, 4.5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257912 | AT&T, Inc., , 05/15/2035, 4.5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000257912 | Verizon Communications, Inc., , 04/02/2035, 5.25
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257912 | Verizon Communications, Inc., , 02/15/2035, 4.78
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257912 | Charter Communications Operating LLC, , 10/23/2035, 6.384
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257912 | Marsh & McLennan Cos., Inc., , 03/15/2035, 5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257912 | Medtronic, Inc., , 03/15/2035, 4.375
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000257912 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000257912 | Aa
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000257912 | A
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000257912 | Baa
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000257912 | Ba
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000257912 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000257912 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204675 | New York
Holdings [Line Items]
Percent of Total Investments	26.00%
C000204675 | Washington
Holdings [Line Items]
Percent of Total Investments	12.10%
C000204675 | Ohio
Holdings [Line Items]
Percent of Total Investments	6.90%
C000204675 | Texas
Holdings [Line Items]
Percent of Total Investments	6.40%
C000204675 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	5.80%
C000204675 | California
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204675 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	5.40%
C000204675 | Colorado
Holdings [Line Items]
Percent of Total Investments	4.90%
C000204675 | Michigan
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204675 | Rhode Island
Holdings [Line Items]
Percent of Total Investments	3.90%
C000204675 | A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000204675 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000204675 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000204675 | AAA
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000204675 | AA+
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000204675 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000204675 | AA-
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000204675 | A+
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000204675 | A-
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204676 | New York
Holdings [Line Items]
Percent of Total Investments	7.50%
C000204676 | Washington
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204676 | Texas
Holdings [Line Items]
Percent of Total Investments	11.10%
C000204676 | California
Holdings [Line Items]
Percent of Total Investments	10.40%
C000204676 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.90%
C000204676 | Florida
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204676 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.30%
C000204676 | Virginia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204676 | Maryland
Holdings [Line Items]
Percent of Total Investments	3.40%
C000204676 | Connecticut
Holdings [Line Items]
Percent of Total Investments	2.40%
C000204676 | A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204676 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000204676 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000204676 | AAA
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000204676 | AA+
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000204676 | AA
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000204676 | AA-
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000204676 | A+
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000204676 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204676 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000210857 | New York
Holdings [Line Items]
Percent of Total Investments	8.80%
C000210857 | Washington
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210857 | Ohio
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210857 | Texas
Holdings [Line Items]
Percent of Total Investments	12.00%
C000210857 | California
Holdings [Line Items]
Percent of Total Investments	11.90%
C000210857 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210857 | Florida
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210857 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210857 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210857 | New Jersey
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210857 | A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210857 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000210857 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210857 | AAA
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000210857 | AA+
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000210857 | AA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000210857 | AA-
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000210857 | A+
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210857 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210857 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000210858 | New York
Holdings [Line Items]
Percent of Total Investments	9.20%
C000210858 | Washington
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210858 | Texas
Holdings [Line Items]
Percent of Total Investments	12.60%
C000210858 | California
Holdings [Line Items]
Percent of Total Investments	9.90%
C000210858 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210858 | Florida
Holdings [Line Items]
Percent of Total Investments	4.00%
C000210858 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.50%
C000210858 | Virginia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210858 | Maryland
Holdings [Line Items]
Percent of Total Investments	2.90%
C000210858 | New Jersey
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210858 | A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210858 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000210858 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210858 | AAA
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000210858 | AA+
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000210858 | AA
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000210858 | AA-
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000210858 | A+
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210858 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210858 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210858 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000242692 | New York
Holdings [Line Items]
Percent of Total Investments	8.40%
C000242692 | Washington
Holdings [Line Items]
Percent of Total Investments	4.50%
C000242692 | Ohio
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242692 | Texas
Holdings [Line Items]
Percent of Total Investments	13.00%
C000242692 | California
Holdings [Line Items]
Percent of Total Investments	13.30%
C000242692 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.20%
C000242692 | Florida
Holdings [Line Items]
Percent of Total Investments	4.20%
C000242692 | Illinois
Holdings [Line Items]
Percent of Total Investments	5.20%
C000242692 | Maryland
Holdings [Line Items]
Percent of Total Investments	3.20%
C000242692 | North Carolina
Holdings [Line Items]
Percent of Total Investments	2.40%
C000242692 | A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000242692 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000242692 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242692 | AAA
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000242692 | AA+
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000242692 | AA
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000242692 | AA-
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000242692 | A+
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242692 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242692 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000242692 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000257913 | New York
Holdings [Line Items]
Percent of Total Investments	11.80%
C000257913 | Washington
Holdings [Line Items]
Percent of Total Investments	5.00%
C000257913 | Ohio
Holdings [Line Items]
Percent of Total Investments	3.00%
C000257913 | Texas
Holdings [Line Items]
Percent of Total Investments	13.00%
C000257913 | California
Holdings [Line Items]
Percent of Total Investments	9.00%
C000257913 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	2.90%
C000257913 | Florida
Holdings [Line Items]
Percent of Total Investments	4.40%
C000257913 | Illinois
Holdings [Line Items]
Percent of Total Investments	5.40%
C000257913 | Virginia
Holdings [Line Items]
Percent of Total Investments	2.20%
C000257913 | North Carolina
Holdings [Line Items]
Percent of Total Investments	3.20%
C000257913 | A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000257913 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000257913 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257913 | AAA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000257913 | AA+
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000257913 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000257913 | AA-
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000257913 | A+
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000257913 | A-
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217186 | U.S. Treasury Notes, , 11/15/2025, 2.25
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000217186 | U.S. Treasury Notes, , 11/30/2025, 4.875
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000217186 | U.S. Treasury Notes, , 11/30/2025, 0.375
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000217186 | U.S. Treasury Notes, , 12/15/2025, 4
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000217186 | U.S. Treasury Notes, , 11/15/2025, 4.5
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000217186 | U.S. Treasury Notes, , 11/30/2025, 2.875
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000217186 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000217186 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217187 | U.S. Treasury Notes, , 03/31/2026, 4.5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217187 | U.S. Treasury Notes, , 04/30/2026, 0.75
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217187 | U.S. Treasury Notes, , 08/31/2026, 0.75
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217187 | U.S. Treasury Notes, , 01/31/2026, 0.375
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217187 | U.S. Treasury Notes, , 03/31/2026, 0.75
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217187 | U.S. Treasury Notes, , 08/15/2026, 1.5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217187 | U.S. Treasury Notes, , 06/30/2026, 0.875
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217187 | U.S. Treasury Notes, , 05/31/2026, 0.75
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217187 | U.S. Treasury Notes, , 11/30/2026, 1.25
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217187 | U.S. Treasury Notes, , 10/31/2026, 1.125
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217187 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217187 | Aa
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000217187 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000217188 | U.S. Treasury Notes, , 01/31/2027, 1.5
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217188 | U.S. Treasury Notes, , 02/28/2027, 4.125
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217188 | U.S. Treasury Notes, , 07/31/2027, 3.875
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217188 | U.S. Treasury Notes, , 01/31/2027, 4.125
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217188 | U.S. Treasury Notes, , 06/30/2027, 3.75
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217188 | U.S. Treasury Notes, , 10/31/2027, 3.5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217188 | U.S. Treasury Notes, , 08/31/2027, 3.625
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217188 | U.S. Treasury Notes, , 09/30/2027, 3.5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217188 | U.S. Treasury Notes, , 05/31/2027, 3.875
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | U.S. Treasury Notes, , 03/31/2027, 3.875
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217188 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000217188 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217189 | U.S. Treasury Notes, , 08/15/2028, 2.875
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217189 | U.S. Treasury Notes, , 05/15/2028, 2.875
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217189 | U.S. Treasury Notes, , 11/15/2028, 3.125
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217189 | U.S. Treasury Notes, , 02/15/2028, 4.25
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217189 | U.S. Treasury Notes, , 01/15/2028, 4.25
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217189 | U.S. Treasury Notes, , 02/15/2028, 2.75
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217189 | U.S. Treasury Notes, , 02/29/2028, 1.125
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217189 | U.S. Treasury Notes, , 03/15/2028, 3.875
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217189 | U.S. Treasury Notes, , 06/15/2028, 3.875
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217189 | U.S. Treasury Notes, , 07/15/2028, 3.875
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217189 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000217189 | Aa
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000217189 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217190 | U.S. Treasury Notes, , 04/30/2029, 4.625
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217190 | U.S. Treasury Notes, , 05/31/2029, 4.5
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217190 | U.S. Treasury Notes, , 10/31/2029, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217190 | U.S. Treasury Notes, , 11/30/2029, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217190 | U.S. Treasury Notes, , 06/30/2029, 4.25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217190 | U.S. Treasury Notes, , 07/31/2029, 4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217190 | U.S. Treasury Notes, , 08/31/2029, 3.625
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217190 | U.S. Treasury Notes, , 09/30/2029, 3.5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217190 | U.S. Treasury Notes, , 03/31/2029, 4.125
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217190 | U.S. Treasury Notes, , 02/28/2029, 4.25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217190 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000217190 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220170 | U.S. Treasury Notes, , 02/28/2030, 4
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220170 | U.S. Treasury Notes, , 11/15/2030, 0.875
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220170 | U.S. Treasury Notes, , 08/15/2030, 0.625
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220170 | U.S. Treasury Notes, , 05/31/2030, 4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220170 | U.S. Treasury Notes, , 01/31/2030, 4.25
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220170 | U.S. Treasury Notes, , 03/31/2030, 4
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220170 | U.S. Treasury Notes, , 04/30/2030, 3.875
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220170 | U.S. Treasury Notes, , 06/30/2030, 3.875
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220170 | U.S. Treasury Notes, , 07/31/2030, 3.875
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220170 | U.S. Treasury Notes, , 05/15/2030, 0.625
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220170 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000220170 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228602 | U.S. Treasury Notes, , 08/15/2031, 1.25
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000228602 | U.S. Treasury Notes, , 11/15/2031, 1.375
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000228602 | U.S. Treasury Notes, , 05/15/2031, 1.625
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000228602 | U.S. Treasury Notes, , 02/15/2031, 1.125
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228602 | U.S. Treasury Notes, , 04/30/2031, 4.625
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228602 | U.S. Treasury Notes, , 05/31/2031, 4.625
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228602 | U.S. Treasury Notes, , 06/30/2031, 4.25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228602 | U.S. Treasury Notes, , 11/30/2031, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228602 | U.S. Treasury Notes, , 10/31/2031, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228602 | U.S. Treasury Notes, , 07/31/2031, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228602 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000228602 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000236733 | U.S. Treasury Notes, , 11/15/2032, 4.125
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000236733 | U.S. Treasury Notes, , 05/15/2032, 2.875
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000236733 | U.S. Treasury Notes, , 02/15/2032, 1.875
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000236733 | U.S. Treasury Notes, , 08/15/2032, 2.75
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000236733 | U.S. Treasury Notes, , 01/31/2032, 4.375
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236733 | U.S. Treasury Notes, , 06/30/2032, 4
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236733 | U.S. Treasury Notes, , 02/29/2032, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236733 | U.S. Treasury Notes, , 03/31/2032, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236733 | U.S. Treasury Notes, , 05/31/2032, 4.125
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236733 | U.S. Treasury Notes, , 04/30/2032, 4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236733 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000236733 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243160 | U.S. Treasury Notes, , 11/15/2033, 4.5
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000243160 | U.S. Treasury Notes, , 08/15/2033, 3.875
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000243160 | U.S. Treasury Notes, , 02/15/2033, 3.5
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000243160 | U.S. Treasury Notes, , 05/15/2033, 3.375
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000243160 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000243160 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000257914 | U.S. Treasury Notes, , 02/15/2035, 4.625
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000257914 | U.S. Treasury Notes, , 05/15/2035, 4.25
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000257914 | U.S. Treasury Notes, , 08/15/2035, 4.25
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000257914 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000257914 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000257915 | U.S. Treasury Bonds, , 05/15/2045, 5
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000257915 | U.S. Treasury Bonds, , 08/15/2045, 4.875
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000257915 | U.S. Treasury Bonds, , 02/15/2045, 4.75
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000257915 | U.S. Treasury Bonds, , 11/15/2045, 3
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000257915 | U.S. Treasury Bonds, , 05/15/2045, 3
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000257915 | U.S. Treasury Bonds, , 08/15/2045, 2.875
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000257915 | U.S. Treasury Bonds, , 02/15/2045, 2.5
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000257915 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000257915 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000257916 | U.S. Treasury Bonds, , 05/15/2055, 4.75
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000257916 | U.S. Treasury Bonds, , 02/15/2055, 4.625
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000257916 | U.S. Treasury Bonds, , 08/15/2055, 4.75
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000257916 | Aa
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000257916 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243458 | U.S. Treasury Inflation Linked Notes, , 10/15/2026, 0.125
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000243458 | U.S. Treasury Inflation Linked Notes, , 07/15/2026, 0.125
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000243458 | U.S. Treasury Inflation Linked Notes, , 01/15/2026, 0.625
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000243458 | U.S. Treasury Inflation Linked Notes, , 04/15/2026, 0.125
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000243458 | U.S. Treasury Inflation Linked Bonds, , 01/15/2026, 2
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243458 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000243458 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243459 | U.S. Treasury Inflation Linked Notes, , 10/15/2027, 1.625
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000243459 | U.S. Treasury Inflation Linked Notes, , 04/15/2027, 0.125
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000243459 | U.S. Treasury Inflation Linked Notes, , 07/15/2027, 0.375
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243459 | U.S. Treasury Inflation Linked Notes, , 01/15/2027, 0.375
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000243459 | U.S. Treasury Inflation Linked Bonds, , 01/15/2027, 2.375
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243459 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000243459 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243460 | U.S. Treasury Inflation Linked Notes, , 10/15/2028, 2.375
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000243460 | U.S. Treasury Inflation Linked Notes, , 04/15/2028, 1.25
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000243460 | U.S. Treasury Inflation Linked Notes, , 01/15/2028, 0.5
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000243460 | U.S. Treasury Inflation Linked Notes, , 07/15/2028, 0.75
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000243460 | U.S. Treasury Inflation Linked Bonds, , 04/15/2028, 3.625
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243460 | U.S. Treasury Inflation Linked Bonds, , 01/15/2028, 1.75
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243460 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000243460 | Aa
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000243460 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243461 | U.S. Treasury Inflation Linked Notes, , 10/15/2029, 1.625
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000243461 | U.S. Treasury Inflation Linked Notes, , 04/15/2029, 2.125
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000243461 | U.S. Treasury Inflation Linked Notes, , 07/15/2029, 0.25
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000243461 | U.S. Treasury Inflation Linked Notes, , 01/15/2029, 0.875
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000243461 | U.S. Treasury Inflation Linked Bonds, , 04/15/2029, 3.875
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243461 | U.S. Treasury Inflation Linked Bonds, , 01/15/2029, 2.5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243461 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000243461 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243462 | U.S. Treasury Inflation Linked Notes, , 04/15/2030, 1.625
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000243462 | U.S. Treasury Inflation Linked Notes, , 07/15/2030, 0.125
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000243462 | U.S. Treasury Inflation Linked Notes, , 01/15/2030, 0.125
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000243462 | U.S. Treasury Inflation Linked Notes, , 10/15/2030, 1.125
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000243462 | Aa
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243462 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243463 | U.S. Treasury Inflation Linked Notes, , 07/15/2031, 0.125
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000243463 | U.S. Treasury Inflation Linked Notes, , 01/15/2031, 0.125
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000243463 | Aa
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243463 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243464 | U.S. Treasury Inflation Linked Notes, , 07/15/2032, 0.625
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000243464 | U.S. Treasury Inflation Linked Notes, , 01/15/2032, 0.125
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000243464 | U.S. Treasury Inflation Linked Bonds, , 04/15/2032, 3.375
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243464 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000243464 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243456 | U.S. Treasury Inflation Linked Notes, , 01/15/2033, 1.125
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000243456 | U.S. Treasury Inflation Linked Notes, , 07/15/2033, 1.375
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000243456 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000243456 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000257917 | U.S. Treasury Inflation Linked Notes, , 01/15/2035, 2.125
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000257917 | U.S. Treasury Inflation Linked Notes, , 07/15/2035, 1.875
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000257917 | Aa
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000257917 | Short-Term and Other Assets
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012093 | U.S. Treasury Inflation Linked Notes, , 04/15/2030, 1.625
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012093 | U.S. Treasury Inflation Linked Notes, , 10/15/2029, 1.625
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012093 | U.S. Treasury Inflation Linked Notes, , 04/15/2029, 2.125
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012093 | U.S. Treasury Inflation Linked Notes, , 10/15/2028, 2.375
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012093 | U.S. Treasury Inflation Linked Notes, , 07/15/2032, 0.625
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012093 | U.S. Treasury Inflation Linked Notes, , 01/15/2033, 1.125
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012093 | U.S. Treasury Inflation Linked Notes, , 07/15/2033, 1.375
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012093 | U.S. Treasury Inflation Linked Notes, , 01/15/2035, 2.125
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012093 | U.S. Treasury Inflation Linked Notes, , 07/15/2034, 1.875
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012093 | U.S. Treasury Inflation Linked Notes, , 01/15/2034, 1.75
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012093 | 1-5 Years
Holdings [Line Items]
Percent of Total Investments	50.70%
C000012093 | 5-10 Years
Holdings [Line Items]
Percent of Total Investments	34.70%
C000012093 | 10-15 Years
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012093 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012093 | 20-25 Years
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012093 | 25-30 Years
Holdings [Line Items]
Percent of Total Investments	4.80%
C000110086 | U.S. Treasury Notes, , 05/15/2028, 2.875
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110086 | U.S. Treasury Notes, , 11/15/2028, 3.125
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110086 | U.S. Treasury Notes, , 02/15/2028, 2.75
Holdings [Line Items]
Percent of Total Investments	2.60%
C000110086 | U.S. Treasury Notes, , 11/15/2031, 1.375
Holdings [Line Items]
Percent of Total Investments	5.20%
C000110086 | U.S. Treasury Notes, , 02/15/2029, 2.625
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110086 | U.S. Treasury Notes, , 02/15/2027, 2.25
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110086 | U.S. Treasury Bonds, , 02/15/2051, 1.875
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110086 | U.S. Treasury Bonds, , 05/15/2046, 2.5
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110086 | U.S. Treasury Bonds, , 11/15/2042, 2.75
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110086 | U.S. Treasury Bonds, , 11/15/2043, 3.75
Holdings [Line Items]
Percent of Total Investments	1.40%
C000110086 | 1-5 Years
Holdings [Line Items]
Percent of Total Investments	57.40%
C000110086 | 5-10 Years
Holdings [Line Items]
Percent of Total Investments	21.20%
C000110086 | 10-15 Years
Holdings [Line Items]
Percent of Total Investments	2.60%
C000110086 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	6.00%
C000110086 | 0-1 Years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000110086 | More than 20 Years
Holdings [Line Items]
Percent of Total Investments	12.40%
C000138243 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	19.80%
C000138243 | iShares 10+ Year Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	13.90%
C000138243 | iShares 5-10 Year Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	10.60%
C000138243 | iShares Investment Grade Systematic Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	10.10%
C000138243 | iShares J.P. Morgan Emerging Markets High Yield Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	10.10%
C000138243 | iShares Floating Rate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	9.90%
C000138243 | iShares 0-3 Month Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	8.50%
C000138243 | iShares MBS ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	8.20%
C000138243 | iShares Broad USD Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	5.50%
C000138243 | iShares GNMA Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000138243 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.
[4]	Rounds to less than 0.1%.